Employee compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Compensation And Benefits [Abstract]
Disclosure of employee compensation and benefits

	2022	2021	2020
	£m	£m	£m
Wages and salaries	1,423	1,609	1,917
Social security costs	282	341	367
Post-employment benefits[1]	57	73	56
Year ended 31 Dec	1,762	2,023	2,340
1 Includes £42m (2021: £37m; 2020: £36m) in employer contributions to the defined contribution pension plans.
Disclosure of average number of employees

Average number of persons employed by the group during the year by global business[1]
	2022	2021	2020
MSS	3,722	4,322	4,590
GB	2,155	2,458	2,857
GBM Other	81	140	158
CMB	2,748	3,023	3,396
WPB	6,484	6,709	6,807
Corporate Centre	215	171	58
Year ended 31 Dec	15,405	16,823	17,866
1    Average numbers of headcount in corporate centre are allocated in respective businesses on the basis of amounts charged to the respective global businesses.

Average number of persons employed by the group during the year by country
	2022	2021	2020
UK	2,635	3,145	3,061
France	7,163	7,713	8,249
Germany	2,579	2,732	2,995
Others	3,028	3,233	3,561
Year ended 31 Dec	15,405	16,823	17,866

Explanation of effect of share-based payments on entity's profit or loss	Wages and salaries’ includes the effect of share-based payments arrangements, of which £45m were equity settled (2021: £96m; 2020: £76m), as follows:

	2022	2021	2020
	£m	£m	£m
Restricted share awards	45	96	77
Savings-related and other share award option plans	1	1	2
Year ended 31 Dec	46	97	79

HSBC share awards
Award	Policy
Deferred share awards (including annual incentive awards, long-term incentive ('LTI') awards delivered in shares) and Group Performance Share Plan ('GPSP')
•An assessment of performance over the relevant period ending on 31 December is used to determine the amount of the award to be granted.
•Deferred awards generally require employees to remain in employment over the vesting period and are generally not subject to performance conditions after the grant date. An exception to these are the LTI awards, which are subject to performance conditions.
•Deferred share awards generally vest over a period of three, four, five or seven years.
•Vested shares may be subject to a retention requirement post-vesting.
•Awards are subject to malus and clawback.

International Employee Share Purchase Plan (‘ShareMatch’)
•The plan was first introduced in Hong Kong in 2013 and now includes employees based in 31 jurisdictions.
•Shares are purchased in the market each quarter up to a maximum value of £750, or the equivalent in local currency.
•Matching awards are added at a ratio of one free share for every three purchased.
•Matching awards vest subject to continued employment and the retention of the purchased shares for a maximum period of two years and nine months.

Disclosure of number and weighted average exercise prices of other equity instruments

Movement on HSBC share awards
	2022	2021	2020
	Number	Number	Number
	(000s)	(000s)	(000s)
Restricted share awards outstanding at 1 Jan	21,828	24,367	24,578
Additions during the year[1]	11,651	15,479	16,823
Released in the year[1]	(12,279)	(16,690)	(16,024)
Forfeited in the year	(746)	(1,328)	(1,010)
Restricted share awards outstanding at 31 Dec	20,454	21,828	24,367
Weighted average fair value of awards granted (£)	4.96	4.49	5.58
1    Includes a number of share option plans transferred from or to other subsidiaries of HSBC Holdings plc.

Disclosure of terms and conditions of share-based payment arrangement

HSBC share option plans
Main plans	Policy
Savings-related share option plans (‘Sharesave’)
•From 2014, eligible employees for the UK plan can save up to £500 per month with the option to use the savings to acquire shares.
•These are generally exercisable within six months following either the third or fifth anniversary of the commencement of a three years or five years contract, respectively.
•The exercise price is set at a 20% (2021: 20%) discount to the market value immediately preceding the date of invitation.

Disclosure of number and weighted average exercise prices of share options

Movement on HSBC share option plans
	Savings-related share option plans
	Number	WAEP[1]
	(000s)	£
Outstanding at 1 Jan 2022	6,936	2.87
Granted during the year[2]	(179)	3.96
Exercised during the year	(173)	3.36
Expired during the year	(177)	4.72
Forfeited during the year	(625)	2.98
Outstanding at 31 Dec 2022	5,782	2.91
Weighted average remaining contractual life (years)	2.18

Outstanding at 1 Jan 2021	7,206	2.96
Granted during the year[2]	984	3.25
Exercised during the year	(227)	3.97
Expired during the year	(99)	4.70
Forfeited during the year	(928)	3.68
Outstanding at 31 Dec 2021	6,936	2.87
Weighted average remaining contractual life (years)	2.98

Outstanding at 1 Jan 2020	4,245	4.78
Granted during the year[2]	5,909	2.56
Exercised during the year	(107)	4.43
Expired during the year	(78)	4.64
Forfeited during the year	(2,763)	4.79
Outstanding at 31 Dec 2020	7,206	2.96
Weighted average remaining contractual life (years)	3.64
1    Weighted average exercise price.
2    Includes a number of share option plans transferred from or to other subsidiaries of HSBC Holdings plc.

Disclosure of net defined benefit liability (asset)

Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans
	Fair value of plan assets	Present value of defined benefit obligations	Total
	£m	£m	£m
Defined benefit pension plans	534	(531)	3
Defined benefit healthcare plans	—	(51)	(51)
At 31 Dec 2022	534	(582)	(48)
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)			(121)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)			73

Defined benefit pension plans	668	(742)	(74)
Defined benefit healthcare plans	—	(68)	(68)
At 31 Dec 2021	668	(810)	(142)
Total employee benefit liabilities (within ‘Accruals, deferred income and other liabilities’)			(196)
Total employee benefit assets (within ‘Prepayments, accrued income and other assets’)			54

Net asset/(liability) under defined benefit pension plans
	Fair value of plan assets		Present value of defined benefit obligations		Net defined benefit asset/(liability)
	HSBC Trinkaus & Burkhardt Pension Plan[2]	Other plans	HSBC Trinkaus & Burkhardt Pension Plan[2]	Other plans	HSBC Trinkaus & Burkhardt Pension Plan[2]	Other plans
	£m	£m	£m	£m	£m	£m
At 1 Jan 2022	434	234	(438)	(304)	(4)	(70)
Service cost	—	—	4	(8)	4	(8)
– current service cost	—	—	3	(9)	3	(9)
– past service cost and gains from settlements	—	—	1	1	1	1
Net interest income/(cost) on the net defined benefit asset/(liability)	(3)	5	(4)	(5)	(7)	—
Remeasurement effects recognised in other comprehensive income	(51)	(99)	94	98	43	(1)
– return on plan assets (excluding interest income)	(51)	(99)	—	—	(51)	(99)
– actuarial gains/(losses) financial assumptions	—	—	94	106	94	106
– actuarial gains/(losses) demographic assumptions	—	—	—	(2)	—	(2)
– actuarial gains/(losses) experience assumptions	—	—	—	(6)	—	(6)
– other changes	—	—	—	—	—	—
Exchange differences	22	1	(20)	(3)	2	(2)
Benefits paid	—	(7)	10	13	10	6
Other movements[1]	3	(5)	(3)	35	—	30
At 31 Dec 2022	405	129	(357)	(174)	48	(45)

At 1 Jan 2021	435	258	(489)	(387)	(54)	(129)
Service cost	—	—	(7)	(27)	(7)	(27)
– current service cost	—	—	(8)	(11)	(8)	(11)
– past service cost and gains from settlements	—	—	1	(16)	1	(16)
Net interest income/(cost) on the net defined benefit asset/(liability)	3	4	(3)	(3)	—	1
Remeasurement effects recognised in other comprehensive income	17	(2)	26	16	43	14
– return on plan assets (excluding interest income)	17	(2)	—	—	17	(2)
– actuarial gains/(losses) financial assumptions	—	—	26	7	26	7
– actuarial gains/(losses) demographic assumptions	—	—	—	—	—	—
– actuarial gains/(losses) experience assumptions	—	—	—	9	—	9
– other changes	—	—	—	—	—	—
Exchange differences	(28)	(1)	29	9	1	8
Benefits paid	—	(15)	10	19	10	4
Other movements[1]	7	(10)	(4)	69	3	59
At 31 Dec 2021	434	234	(438)	(304)	(4)	(70)
1    Other movements include contributions by the group, contributions by employees, administrative costs and tax paid by plan.
2    The HSBC Trinkaus & Burkhardt Pension Plan and its comparatives have been disclosed as it is considered to be a prominent plan within the group. Figures disclosed comprise this prominent plan and other plans in Germany.

Disclosure of information about maturity profile of defined benefit obligation

Benefits expected to be paid from plans
	2023	2024	2025	2026	2027	2028-2032
	£m	£m	£m	£m	£m	£m
HSBC Trinkaus & Burkhardt Pension Plan[1]	11	10	12	11	12	66
1    The duration of the defined benefit obligation is 13.7 Years for the HSBC Trinkaus & Burkhardt Pension Plan under the disclosure assumptions adopted (2021: 17.1).

Disclosure of fair value of plan assets

Fair value of plan assets by asset classes
	31 Dec 2022				31 Dec 2021
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC
	£m	£m	£m	£m	£m	£m	£m	£m
HSBC Trinkaus & Burkhardt Pension Plan
Fair value of plan assets	405	352	53	—	434	377	57	—
– equities	8	8	—	—	11	11	—	—
– bonds	199	199	—	—	112	112	—	—
– other	198	145	53	—	311	254	57	—

Disclosure of defined benefit plans
The group determines the discount rates to be applied to its obligations in consultation with the plans’ local actuaries, on the basis of current average yields of high quality (AA-rated or equivalent) debt instruments with maturities consistent with those of the defined benefit obligations.

Key actuarial assumptions
	Discount rate	Inflation rate	Rate of increase for pensions	Rate of pay increase
	%	%	%	%
HSBC Trinkaus & Burkhardt Pension Plan
At 31 Dec 2022	3.71	2.25	2.25	2.25
At 31 Dec 2021	1.14	1.75	1.75	1.75

Mortality tables and average life expectancy at age 60
	Mortality table	Life expectancy at age 60 for a male member currently:		Life expectancy at age 60 for a female member currently:
		Aged 60	Aged 40	Aged 60	Aged 40
HSBC Trinkaus & Burkhardt Pension Plan
At 31 Dec 2022	RT 2018G1[1]	25.2	28.2	28.9	31.2
At 31 Dec 2021[2]	RT 2018G1[1]	20.6	23.4	24.0	26.3
1    Heubeck tables: RT 2018G. These are generally accepted and used mortality tables for occupational pension plans in Germany, taking into account future mortality improvements and lighter mortality for higher-paid pensioners.
2    2021 data provided based on Heubeck tables for Life expectancy at age 65 for male/female members currently aged 65 or 45.

Disclosure of sensitivity analysis for actuarial assumptions

The effect of changes in key assumptions
	HSBC Trinkaus & Burkhardt Pension Plan Obligation
	Financial impact of increase			Financial impact of decrease
	2022	2021	2020	2022	2021	2020
	£m	£m	£m	£m	£m	£m
Discount rate – increase/decrease of 0.25%	(7)	(13)	(15)	8	13	16
Inflation rate – increase/decrease of 0.25%	7	11	16	(5)	(9)	(12)
Pension payments and deferred pensions – increase/decrease of 0.25%	5	9	10	(5)	(8)	(10)
Pay – increase/decrease of 0.25%	1	2	4	(1)	(2)	(4)
Change in mortality – increase of 1 Year	10	16	19	N/A	N/A	N/A

Schedule of Director's emoluments

	2022	2021	2020
	£000	£000	£000
Fees[1]	1,410	1,525	1,256
Salaries and other emoluments[2]	2,294	3,569	2,321
Annual incentives[3]	979	694	576
Long-term incentives[4]	779	511	727
Year ended 31 Dec	5,462	6,299	4,880
1    Fees paid to non-executive Directors.
2    Salaries and other emoluments include Fixed Pay Allowances.
3    Discretionary annual incentives for executive Directors are based on a combination of individual and corporate performance, and are determined by the Remuneration Committee of the bank’s parent company, HSBC Holdings plc. Incentive awards made to executive directors are delivered in the form of cash and HSBC Holdings plc shares. The total amount shown is comprised of £489,285 (2021: £346,959) in cash and £489,285 (2021: £346,959) in Restricted Shares, which is the upfront portion of the annual incentive granted in respect of performance year 2022.
4    The amount shown is comprised of £380,893 (2021: £274,177) in deferred cash, £398,162 (2021: £237,259) in deferred Restricted Shares. These amounts relate to the portion of the awards that will vest following the substantial completion of the vesting condition attached to these awards in 2022. The total vesting period of deferred cash and share awards is no less than three years, with 33% of the award vesting on each of the first and second anniversaries of the date of the award, and the balance vesting on the third anniversary of the date of the award. The deferred share awards are subject to at least a six-month retention period upon vesting. Details of the Plans are contained within the Directors’ Remuneration Report of HSBC Holdings plc. The cost of any awards subject to service conditions under the HSBC Share Plan 2011 are recognised through an annual charge based on the fair value of the awards, apportioned over the period of service to which the award relates.
Of these aggregate figures, the following amounts are attributable to the highest paid Director:

	2022	2021	2020
	£000	£000	£000
Salaries and other emoluments	1,641	1,399	1,392
Annual incentives[1]	859	558	417
Long-term incentives[2]	677	390	677
Year ended 31 Dec	3,177	2,347	2,486
1    Awards made to the highest paid Director are delivered in the form of cash and HSBC Holdings plc shares. The amount shown comprises £429,285 (2021: £279,225) in cash and £429,285 (2021: £279,225) in Restricted Shares.
2    The amount shown comprises £330,687 (2021: £209,492) in deferred cash, £345,818 (2021: £180,147) in deferred Restricted Shares. These amounts relate to a portion of the awards that will vest following the substantial completion of the vesting condition attached to these awards in 2022. The total vesting period of deferred cash and share awards is no less than three years, with 33% of the award vesting on each of the first and second anniversaries of the date of the award, and the balance vesting on the third anniversary of the date of the award. The share awards are subject to a six-month retention period upon vesting.